Note 12 - Shareholders' Capital - Classes of Share Capital (Details) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2020
Statement Line Items [Line Items]
Balance, beginning of period	$ (495,288)
Balance, end of period	$ (413,040)	$ (381,222)	$ (495,288)
Issued capital [member]
Statement Line Items [Line Items]
Balance, beginning of period (in shares)	156,276,403
Balance, beginning of period	$ 1,246,829
Balance, end of period (in shares)	156,302,739		156,276,403
Balance, end of period	$ 1,246,991	$ 1,242,463	$ 1,246,829
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance, beginning of period (in shares)	151,614,238	149,595,952	149,595,952
Balance, beginning of period	$ 1,099,864	$ 1,088,538	$ 1,088,538
Share-based awards exercised (in shares)	26,336		2,018,286
Share-based units exercised	$ 162	6,960	$ 11,326
Balance, end of period (in shares)	151,640,574		151,614,238
Balance, end of period	$ 1,100,026	$ 1,095,498	$ 1,099,864
Preference shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance, beginning of period (in shares)	4,662,165	4,662,165	4,662,165
Balance, beginning of period	$ 146,965	$ 146,965	$ 146,965
Balance, end of period (in shares)	4,662,165		4,662,165
Balance, end of period	$ 146,965	$ 146,965	$ 146,965